Significant Account Judgments - Additional Information (Detail) - EUR (€) € in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Derivative financial liabilities [Abstract]
Embedded derivative amounts	€ 66,454	€ 19,812	€ 54,146